Description of Organization, Business Operations and Going Concern (Details) - USD ($)				3 Months Ended		12 Months Ended
	Mar. 13, 2024	Dec. 14, 2023	Mar. 15, 2022	Mar. 31, 2024	Mar. 31, 2023	Dec. 31, 2023	Dec. 31, 2022	Mar. 13, 2023
Description of Organization, Business Operations and Going Concern (Details) [Line Items]
Aggregate consideration shares (in Shares)						123,500
Merger agreement, description				(i) 5,000,000 Earnout Shares if, over any ten (10) trading days within any thirty (30) trading day period from and after the date that is thirty (30) days following the closing date of the Transactions (the “Closing Date”) until the second anniversary of the Closing Date, the VWAP of the shares of Solidion’s Class A common stock is greater than or equal to $12.50 per share (subject to any adjustment pursuant to the Merger Agreement);(ii) 7,500,000 Earnout Shares if, over any ten (10) trading days within any thirty (30) trading day period from and after the date that is one hundred eighty (180) days following the Closing Date until the date that is forty-two (42) months following the Closing Date, the VWAP of the shares of Solidion’s Class A common stock is greater than or equal to $15.00 per share (subject to any adjustment pursuant to the Merger Agreement); and(iii) 10,000,000 Earnout Shares if over any ten (10) trading days within any thirty (30) trading day period from and after the date that is one hundred eighty (180) days following the Closing Date until the fourth anniversary of the Closing Date, the VWAP of the shares of Solidion’s Class A common stock is greater than or equal to $25.00 per share (subject to any adjustment pursuant to the Merger Agreement).		(i) 5,000,000 Earnout Shares if, over any ten (10) trading days within any thirty (30) trading day period from and after the date that is thirty (30) days following the closing date of the Transactions (the “Closing Date”) until the second anniversary of the Closing Date, the VWAP of the shares of Solidion’s Class A common stock is greater than or equal to $12.50 per share (subject to any adjustment pursuant to the Merger Agreement);(ii) 7,500,000 Earnout Shares if, over any ten (10) trading days within any thirty (30) trading day period from and after the date that is one hundred eighty (180) days following the Closing Date until the date that is forty-two (42) months following the Closing Date, the VWAP of the shares of Solidion’s Class A common stock is greater than or equal to $15.00 per share (subject to any adjustment pursuant to the Merger Agreement); and(iii) 10,000,000 Earnout Shares if over any ten (10) trading days within any thirty (30) trading day period from and after the date that is one hundred eighty (180) days following the Closing Date until the fourth anniversary of the Closing Date, the VWAP of the shares of Solidion’s Class A common stock is greater than or equal to $25.00 per share (subject to any adjustment pursuant to the Merger Agreement).
Generating gross proceeds	$ 260,803
Offering price per unit (in Dollars per share)				$ 0.0001
Percentage of fair market value						80.00%
Contributed amount								$ 1,235,000
Price of public share (in Dollars per share)								$ 0.1
Additional contributed amount						$ 125,000
Special meeting extension						$ 750,000
Aggregate of common stock (in Shares)						8,430,383
Cash withdrawal from trust account						$ 89,038,494
Equity adjustment						900,000
Redeem an aggregate (in Shares)		1,625,876
Redeeming stockholders		$ 17,834,235				17,834,235
Net loss						5,300,000
Net cash used in operating activities				$ (2,040,712)	$ (1,373,441)	4,100,000
Cash and cash equivalents						1,000
Percentage of excise tax							1.00%
Excise tax						900,000
Net loss				(29,766,263)	(1,741,542)	(19,775,602)	$ 593,905
Change in fair value of derivative liabilities				8,182,500		18,483,096
Issuance of common stock and warrants				17,820,998
Cash and cash equivalents				1,823,601
Net loss						$ 5,324,624
Private Placement [Member]
Description of Organization, Business Operations and Going Concern (Details) [Line Items]
Aggregate warrant shares (in Shares)						5,000,000
Generating gross proceeds						$ 5,000,000
Private Placement Warrants [Member]
Description of Organization, Business Operations and Going Concern (Details) [Line Items]
Aggregate warrant shares (in Shares)				5,405,000		5,000,000
Price per warrant shares (in Dollars per share)						$ 1
Generating gross proceeds						$ 5,000,000
Sale of private placement warrant (in Shares)						5,405,000
Earnout Arrangement [Member]
Description of Organization, Business Operations and Going Concern (Details) [Line Items]
Aggregate consideration shares (in Shares)				200,000
Going Concern Consideration [Member]
Description of Organization, Business Operations and Going Concern (Details) [Line Items]
Net cash used in operating activities						$ 4,068,302
Business Combination [Member]
Description of Organization, Business Operations and Going Concern (Details) [Line Items]
Ownership interest to be acquired on post-transaction company						50.00%
Closing Merger Consideration Shares [Member]
Description of Organization, Business Operations and Going Concern (Details) [Line Items]
Aggregate consideration shares (in Shares)				70,000,000		70,000,000
Additional shares (in Shares)						22,500,000
Additional shares (in Shares)				22,500,000
Class A common stock subject to possible redemption [Member
Description of Organization, Business Operations and Going Concern (Details) [Line Items]
Generating gross proceeds							123,500,000
Generating gross proceeds							$ 3,755,675
Redeeming stockholders		$ 17,834,235				$ 17,834,235
Initial Public Offering [Member]
Description of Organization, Business Operations and Going Concern (Details) [Line Items]
Aggregate consideration shares (in Shares)			11,000,000
Generating gross proceeds			$ 110,000,000
Sale of per unit (in Dollars per share)						$ 10.2
Over-Allotment Option [Member]
Description of Organization, Business Operations and Going Concern (Details) [Line Items]
Aggregate consideration shares (in Shares)			1,350,000			12,350,000
Generating gross proceeds			$ 13,500,000
Aggregate warrant shares (in Shares)			405,000
Offering price per unit (in Dollars per share)			$ 10
Price per unit (in Dollars per share)						$ 10
Over-Allotment Option [Member] | Private Placement Warrants [Member]
Description of Organization, Business Operations and Going Concern (Details) [Line Items]
Aggregate warrant shares (in Shares)			405,000
Price per warrant shares (in Dollars per share)			$ 1
Generating gross proceeds			$ 405,000
Offering price per unit (in Dollars per share)						$ 1
Public Shares [Member]
Description of Organization, Business Operations and Going Concern (Details) [Line Items]
Public share redemption percentage						100.00%